Class B Shares [Member] Annual Fund Operating Expenses - Class B Shares - AB Large Cap Growth Portfolio - Class B	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.90%

[1]	Amount is less than 0.01%.